UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - THIRD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2006



[LOGO OF USAA]
    USAA(R)

                                      USAA BALANCED
                                            STRATEGY Fund

                    [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                   MARKET
   NUMBER                                                                                                           VALUE
OF SHARES    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (51.0%)

             COMMON STOCKS (49.3%)

             AEROSPACE & DEFENSE (2.0%)
   39,800    Boeing Co.                                                                                          $  2,893
   47,100    Lockheed Martin Corp.                                                                                  3,432
   48,900    Precision Castparts Corp.                                                                              2,594
   72,400    United Technologies Corp.                                                                              4,235
                                                                                                                 --------
                                                                                                                   13,154
                                                                                                                 --------
             APPAREL RETAIL (1.0%)
   42,100    Abercrombie & Fitch Co. "A"                                                                            2,834
   29,300    Christopher & Banks Corp.                                                                                643
   41,075    Jos. A. Bank Clothiers, Inc.*                                                                          1,832
   52,650    Pacific Sunwear of California, Inc.*                                                                   1,254
                                                                                                                 --------
                                                                                                                    6,563
                                                                                                                 --------
             APPLICATION SOFTWARE (1.2%)
   98,400    Adobe Systems, Inc.                                                                                    3,800
   63,000    Amdocs Ltd. (United Kingdom)*                                                                          2,087
   27,300    Autodesk, Inc.                                                                                         1,028
   19,000    Intuit, Inc.*                                                                                            923
                                                                                                                 --------
                                                                                                                    7,838
                                                                                                                 --------
             ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
    7,600    Affiliated Managers Group, Inc.*                                                                         748
   86,000    Nuveen Investments, Inc. "A"                                                                           4,143
   69,000    State Street Corp.                                                                                     4,311
                                                                                                                 --------
                                                                                                                    9,202
                                                                                                                 --------
             AUTOMOTIVE RETAIL (0.2%)
   39,200    O'Reilly Automotive, Inc.*                                                                             1,283
                                                                                                                 --------
             BIOTECHNOLOGY (1.7%)
   68,600    Amgen, Inc.*                                                                                           5,179
   37,900    Applera Corp. - Applied Biosystems Group                                                               1,071
   10,300    Charles River Laboratories International, Inc.*                                                          498
   47,600    Genzyme Corp.*                                                                                         3,301
   23,400    MedImmune, Inc.*                                                                                         854
                                                                                                                 --------
                                                                                                                   10,903
                                                                                                                 --------
             BROADCASTING & CABLE TV (0.5%)
  128,100    CBS Corp. "B"                                                                                          3,133
                                                                                                                 --------
             CASINOS & GAMING (0.9%)
  107,700    Penn National Gaming, Inc.*                                                                            3,735
   69,000    Shuffle Master, Inc.*                                                                                  1,803
                                                                                                                 --------
                                                                                                                    5,538
                                                                                                                 --------
             CATALOG RETAIL (0.1%)
   39,400    Coldwater Creek, Inc.*                                                                                   885
                                                                                                                 --------
             COAL & CONSUMABLE FUELS (0.3%)
   47,400    Cameco Corp. (Canada)                                                                                  1,760
                                                                                                                 --------

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                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                   MARKET
   NUMBER                                                                                                           VALUE
OF SHARES    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (1.6%)
  171,200    Cisco Systems, Inc.*                                                                                $  3,465
  226,200    Corning, Inc.*                                                                                         5,522
   24,600    QUALCOMM, Inc.                                                                                         1,161
                                                                                                                 --------
                                                                                                                   10,148
                                                                                                                 --------
             COMPUTER HARDWARE (0.5%)
   25,600    Avid Technology, Inc.*                                                                                 1,199
   67,100    Dell, Inc.*                                                                                            1,946
                                                                                                                 --------
                                                                                                                    3,145
                                                                                                                 --------
             COMPUTER STORAGE & PERIPHERALS (0.6%)
  216,900    EMC Corp.*                                                                                             3,041
   24,500    QLogic Corp.*                                                                                          1,008
                                                                                                                 --------
                                                                                                                    4,049
                                                                                                                 --------
             CONSTRUCTION & ENGINEERING (0.0%)(r)
    3,800    Fluor Corp.                                                                                              328
                                                                                                                 --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   28,000    Caterpillar, Inc.                                                                                      2,046
   27,500    Oshkosh Truck Corp.                                                                                    1,560
                                                                                                                 --------
                                                                                                                    3,606
                                                                                                                 --------
             CONSTRUCTION MATERIALS (0.5%)
   18,900    Martin Marietta Materials, Inc.                                                                        1,843
   14,500    Vulcan Materials Co.                                                                                   1,145
                                                                                                                 --------
                                                                                                                    2,988
                                                                                                                 --------
             CONSUMER FINANCE (0.3%)
   49,900    Doral Financial Corp.                                                                                    557
   43,600    First Marblehead Corp.(h)                                                                              1,577
                                                                                                                 --------
                                                                                                                    2,134
                                                                                                                 --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   53,500    Alliance Data Systems Corp.*                                                                           2,314
   11,700    DST Systems, Inc.*                                                                                       658
   61,900    First Data Corp.                                                                                       2,794
                                                                                                                 --------
                                                                                                                    5,766
                                                                                                                 --------
             DEPARTMENT STORES (0.6%)
   59,000    Federated Department Stores, Inc.                                                                      4,191
                                                                                                                 --------
             DISTILLERS & VINTNERS (0.0%)(r)
    6,900    Constellation Brands, Inc. "A"*                                                                          182
                                                                                                                 --------
             DIVERSIFIED BANKS (1.2%)
  167,100    Bank of America Corp.                                                                                  7,662
                                                                                                                 --------
             DIVERSIFIED METALS & MINING (0.5%)
   35,300    Inco Ltd. (Canada)                                                                                     1,706
    9,900    Rio Tinto plc ADR (United Kingdom)                                                                     1,867
                                                                                                                 --------
                                                                                                                    3,573
                                                                                                                 --------
             EDUCATIONAL SERVICES (0.4%)
   38,100    Career Education Corp.*                                                                                1,251
   22,000    ITT Educational Services, Inc.*                                                                        1,364
                                                                                                                 --------
                                                                                                                    2,615
                                                                                                                 --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                   MARKET
   NUMBER                                                                                                           VALUE
OF SHARES    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
   34,700    Amphenol Corp. "A"                                                                                  $  1,743
                                                                                                                 --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
  131,900    Waste Management, Inc.                                                                                 4,387
                                                                                                                 --------
             GOLD (0.4%)
   25,300    FREEPORT-MCMORAN COPPER & GOLD, INC. "B"                                                               1,281
   19,700    Newmont Mining Corp.                                                                                   1,042
                                                                                                                 --------
                                                                                                                    2,323
                                                                                                                 --------
             HEALTH CARE DISTRIBUTORS (0.2%)
   27,600    Patterson Companies, Inc.*                                                                               995
                                                                                                                 --------
             HEALTH CARE EQUIPMENT (2.4%)
   38,900    Biomet, Inc.                                                                                           1,416
   18,400    Diagnostic Products Corp.                                                                                849
   80,800    Fisher Scientific International, Inc.*                                                                 5,507
   45,300    Kinetic Concepts, Inc.*                                                                                1,681
  100,500    Medtronic, Inc.                                                                                        5,422
   17,300    Waters Corp.*                                                                                            739
                                                                                                                 --------
                                                                                                                   15,614
                                                                                                                 --------
             HEALTH CARE SERVICES (0.5%)
   42,100    Amedisys, Inc.*                                                                                        1,355
   31,700    Omnicare, Inc.                                                                                         1,929
                                                                                                                 --------
                                                                                                                    3,284
                                                                                                                 --------
             HEALTH CARE SUPPLIES (0.2%)
   26,600    Cooper Companies, Inc.                                                                                 1,396
                                                                                                                 --------
             HOME IMPROVEMENT RETAIL (0.5%)
   49,200    Lowe's Companies, Inc.                                                                                 3,354
                                                                                                                 --------
             HOMEBUILDING (0.4%)
   80,600    D.R. Horton, Inc.                                                                                      2,749
                                                                                                                 --------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
   44,700    Hilton Hotels Corp.                                                                                    1,082
                                                                                                                 --------
             HOUSEHOLD PRODUCTS (1.2%)
  132,200    Procter & Gamble Co.                                                                                   7,923
                                                                                                                 --------
             INDUSTRIAL CONGLOMERATES (1.8%)
  195,300    General Electric Co.                                                                                   6,419
   63,100    Textron, Inc.                                                                                          5,560
                                                                                                                 --------
                                                                                                                   11,979
                                                                                                                 --------
             INTEGRATED OIL & GAS (1.8%)
   83,700    ConocoPhillips                                                                                         5,102
  109,400    Exxon Mobil Corp.                                                                                      6,495
                                                                                                                 --------
                                                                                                                   11,597
                                                                                                                 --------
             INTERNET SOFTWARE & SERVICES (0.8%)
    7,300    Google, Inc. "A"*                                                                                      2,647
   84,500    Yahoo!, Inc.*                                                                                          2,709
                                                                                                                 --------
                                                                                                                    5,356
                                                                                                                 --------

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                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                   MARKET
   NUMBER                                                                                                           VALUE
OF SHARES    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------

             INVESTMENT BANKING & BROKERAGE (1.6%)
  219,900    E*TRADE Financial Corp.*                                                                            $  5,625
   58,100    Merrill Lynch & Co., Inc.                                                                              4,486
                                                                                                                 --------
                                                                                                                   10,111
                                                                                                                 --------
             MANAGED HEALTH CARE (1.5%)
   39,650    Coventry Health Care, Inc.                                                                             2,364
   44,900    Health Net, Inc.*                                                                                      2,153
   64,000    WellPoint, Inc.*                                                                                       4,914
                                                                                                                 --------
                                                                                                                    9,431
                                                                                                                 --------
             MOVIES & ENTERTAINMENT (1.1%)
  318,200    Time Warner, Inc.                                                                                      5,508
   40,500    Viacom Inc. "B"*                                                                                       1,618
                                                                                                                 --------
                                                                                                                    7,126
                                                                                                                 --------
             MULTI-LINE INSURANCE (0.5%)
   46,300    American International Group, Inc.                                                                     3,073
                                                                                                                 --------
             OIL & GAS DRILLING (0.5%)
   31,600    GlobalSantaFe Corp.                                                                                    1,749
   50,200    Patterson-UTI Energy, Inc.                                                                             1,383
                                                                                                                 --------
                                                                                                                    3,132
                                                                                                                 --------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
   19,600    National-Oilwell Varco, Inc.*                                                                          1,193
   34,300    Schlumberger Ltd.                                                                                      3,945
                                                                                                                 --------
                                                                                                                    5,138
                                                                                                                 --------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
   83,000    Chesapeake Energy Corp.                                                                                2,464
  150,800    Noble Energy, Inc.                                                                                     6,340
   24,400    Woodside Petroleum Ltd. ADR (Australia)                                                                  733
                                                                                                                 --------
                                                                                                                    9,537
                                                                                                                 --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
  127,939    Citigroup, Inc.                                                                                        5,933
                                                                                                                 --------
             PHARMACEUTICALS (2.8%)
   75,900    Abbott Laboratories                                                                                    3,353
   61,700    Biovail Corp. (Canada)                                                                                 1,553
   43,900    Eisai Co. Ltd. ADR (Japan)                                                                             2,028
   58,200    Eli Lilly and Co.                                                                                      3,237
   95,300    Sanofi-Aventis ADR (France)                                                                            4,063
  214,600    Schering-Plough Corp.                                                                                  3,970
                                                                                                                 --------
                                                                                                                   18,204
                                                                                                                 --------
             PROPERTY & CASUALTY INSURANCE (1.8%)
   71,400    ACE Ltd.                                                                                               3,979
    7,000    Ambac Financial Group, Inc.                                                                              526
   27,700    Chubb Corp.                                                                                            2,652
   71,587    St. Paul Travelers Companies, Inc.                                                                     3,077
   27,500    W.R. Berkley Corp.                                                                                     1,592
                                                                                                                 --------
                                                                                                                   11,826
                                                                                                                 --------
             REAL ESTATE INVESTMENT TRUSTS (0.5%)
   41,200    Simon Property Group, Inc.                                                                             3,418
                                                                                                                 --------
             RESTAURANTS (0.1%)
   28,600    Rare Hospitality International, Inc.*                                                                    915
                                                                                                                 --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                   MARKET
   NUMBER                                                                                                           VALUE
OF SHARES    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   21,000    Lam Research Corp.*                                                                                 $    905
   12,700    MEMC Electronic Materials, Inc.*                                                                         425
   19,800    Varian Semiconductor Equipment Associates, Inc.*                                                         934
                                                                                                                 --------
                                                                                                                    2,264
                                                                                                                 --------
             SEMICONDUCTORS (0.7%)
   64,500    Analog Devices, Inc.                                                                                   2,460
   62,100    Microchip Technology, Inc.                                                                             2,186
                                                                                                                 --------
                                                                                                                    4,646
                                                                                                                 --------
             SOFT DRINKS (0.7%)
   82,200    PepsiCo, Inc.                                                                                          4,859
                                                                                                                 --------
             SPECIALTY STORES (0.6%)
  118,300    Michaels Stores, Inc.                                                                                  3,797
                                                                                                                 --------
             STEEL (0.4%)
   49,800    Companhia Vale Do Rio Doce ADR (Brazil)                                                                2,312
                                                                                                                 --------
             SYSTEMS SOFTWARE (1.5%)
  353,000    Microsoft Corp.                                                                                        9,496
                                                                                                                 --------
             TECHNOLOGY DISTRIBUTORS (0.1%)
   16,400    CDW Corp.                                                                                                933
                                                                                                                 --------
             THRIFTS & MORTGAGE FINANCE (0.7%)
   41,100    Golden West Financial Corp.                                                                            2,919
   37,600    IndyMac Bancorp, Inc.                                                                                  1,460
                                                                                                                 --------
                                                                                                                    4,379
                                                                                                                 --------
             TOBACCO (1.1%)
   71,800    Altria Group, Inc.                                                                                     5,162
   37,100    Loews Corp. - Carolina Group                                                                           1,762
                                                                                                                 --------
                                                                                                                    6,924
                                                                                                                 --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
   21,700    Fastenal Co.                                                                                             953
                                                                                                                 --------
             TRUCKING (0.4%)
   22,400    CNF, Inc.                                                                                              1,124
   26,800    YRC Worldwide, Inc.*                                                                                   1,282
                                                                                                                 --------
                                                                                                                    2,406
                                                                                                                 --------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
  200,652    Sprint Nextel Corp.                                                                                    4,822
                                                                                                                 --------
             Total common stocks (cost: $276,842)                                                                 320,063
                                                                                                                 --------

             PREFERRED SECURITIES (1.0%)

             ELECTRIC UTILITIES (0.2%)
   10,000    Southern California Edison Co., Series A, 5.35%, perpetual                                             1,002
                                                                                                                 --------
             LIFE & HEALTH INSURANCE (0.2%)
   40,000    Aegon N.V., 6.38% (Netherlands)                                                                        1,014
                                                                                                                 --------
             REAL ESTATE INVESTMENT TRUSTS (0.2%)
   60,000    Duke Realty Corp., Series M, 6.95%, perpetual                                                          1,519
                                                                                                                 --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                                                           VALUE
    (000)    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
             REGIONAL Banks (0.3%)
  $ 2,000    Farm Credit Bank of Texas, Series 1, 7.56%, perpetual(o)                                            $  2,157
                                                                                                                 --------

   NUMBER
OF SHARES
---------
             REINSURANCE (0.1%)
   40,000    Endurance Specialty Holdings Ltd., 7.75%, Series A (Bermuda)                                             999
                                                                                                                 --------
             Total preferred securities (cost: $6,639)                                                              6,691
                                                                                                                 --------
             EXCHANGE-TRADED FUNDS (0.7%)

   33,000    MidCap SPDR Trust Series 1 (cost: $4,220)                                                              4,664
                                                                                                                 --------
             Total equity securities (cost: $287,701)                                                             331,418
                                                                                                                 --------

PRINCIPAL
   AMOUNT                                                                            COUPON
    (000)                                                                              RATE          MATURITY
---------                                                                            ------          --------
             BONDS (45.3%)

             CORPORATE OBLIGATIONS (25.5%)

             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
  $ 1,000    Kellwood Co., Debentures                                                  7.63%       10/15/2017         913
    1,000    Kellwood Co., Senior Notes                                                7.88         7/15/2009         997
                                                                                                                 --------
                                                                                                                    1,910
                                                                                                                 --------
             BREWERS (0.2%)
    1,000    Miller Brewing Co., Guaranteed Notes(a)                                   4.25         8/15/2008         978
                                                                                                                 --------
             BROADCASTING & CABLE TV (0.4%)
    1,000    Cox Communications, Inc., Notes                                           4.63         6/01/2013         929
    1,000    Cox Enterprises, Inc., Notes(a)                                           8.00         2/15/2007       1,018
    1,000    Liberty Media Corp., Senior Notes(h)                                      5.70         5/15/2013         942
                                                                                                                 --------
                                                                                                                    2,889
                                                                                                                 --------
             CONSUMER FINANCE (1.5%)
    1,000    American Honda Finance Corp., MTN(a)                                      4.84(d)      5/11/2007       1,002
    1,000    Ford Motor Credit Co., Senior Notes                                       4.95         1/15/2008         922
    1,000    Ford Motor Credit Co., Notes                                              7.00        10/01/2013         880
    1,000    General Motors Acceptance Corp., Notes                                    6.13         8/28/2007         953
    1,000    General Motors Acceptance Corp., Notes(h)                                 6.75        12/01/2014         884
    2,000    Household Finance Corp., Notes                                            6.38        10/15/2011       2,096
    1,000    HSBC Finance Corp., Notes                                                 5.50         1/19/2016       1,001
    2,000    SLM Corp., Notes                                                          5.38         1/15/2013       1,995
                                                                                                                 --------
                                                                                                                    9,733
                                                                                                                 --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,750    Fiserv, Inc., Notes                                                       4.00         4/15/2008       1,694
                                                                                                                 --------
             DIVERSIFIED BANKS (0.8%)
    1,000    Bank of America Corp., Subordinated Notes                                 9.38         9/15/2009       1,129
    1,000    Emigrant Bancorp, Inc., Senior Notes(a)                                   6.25         6/15/2014       1,003
    2,050    First Union Corp., Bonds                                                  6.82         8/01/2026(C)    2,509
      727    U.S. Central Credit Union, Senior Notes                                   2.70         9/30/2009         691
                                                                                                                 --------
                                                                                                                    5,332
                                                                                                                 --------
             DIVERSIFIED CHEMICALS (0.2%)
    1,000    ICI Wilmington, Inc., Notes                                               4.38        12/01/2008         968
                                                                                                                 --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON                         VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------

             ELECTRIC UTILITIES (3.8%)
  $ 1,000    American Electric Power Co., Inc., Senior Notes                           4.71%        8/16/2007   $     992
    1,000    Black Hills Corp., Notes                                                  6.50         5/15/2013       1,016
    1,921    Cedar Brakes II, LLC, Senior Notes, Series C(a)                           9.88         9/01/2013       2,178
    1,000    Entergy Mississippi, Inc., First Mortgage Bonds                           5.15         2/01/2013         958
    1,000    FirstEnergy Corp., Notes, Series B                                        6.45        11/15/2011       1,047
      977    FPL Energy National Wind, LLC, Secured Notes(a)                           5.61         3/10/2024         963
    2,000    Monongahela Power Co., Notes, Series A                                    7.36         1/15/2010       2,106
    1,000    Northern States Power Co., First Mortgage Bonds                           2.88         8/01/2006         991
    1,634    Oglethorpe Power Corp., Secured Series Facility Bonds                     6.97         6/30/2011       1,675
    2,000    Power Contract Financing, Senior Notes(a)                                 6.26         2/01/2010       2,019
    1,000    PPL Capital Funding, Inc., Guaranteed Notes, Series A                     4.33         3/01/2009         965
    1,000    PPL Energy Supply, LLC, Bonds, Series A                                   5.70        10/15/2015         995
    1,000    Public Service Electric & Gas Co., First Mortgage Bonds, Series A         4.63(d)      6/23/2006       1,000
    1,000    Sempra Energy ESOP, Series 1999 (NBGA)(a)                                 4.21        11/01/2014(c)      985
    2,000    Tristate General & Transport Association, Bonds(a)                        6.04         1/31/2018       2,016
    2,000    TXU Energy Co., LLC, Senior Notes                                         7.00         3/15/2013       2,128
    1,500    Virginia Electric Power Co., Senior Notes                                 5.40         1/15/2016       1,482
    1,000    West Penn Power Co., Notes                                                6.63         4/15/2012       1,055
                                                                                                                 --------
                                                                                                                   24,571
                                                                                                                 --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    1,000    Waste Management, Inc., Senior Notes                                      7.38         8/01/2010       1,078
                                                                                                                 --------
             FOOD RETAIL (0.3%)
    1,000    Safeway, Inc., Notes                                                      5.63         8/15/2014         987
    1,000    Safeway, Inc., Notes                                                      5.80         8/15/2012       1,004
                                                                                                                 --------
                                                                                                                    1,991
                                                                                                                 --------
             GAS UTILITIES (1.2%)
    2,000    Boardwalk Pipelines, LLC, Notes                                           5.50         2/01/2017       1,972
    1,000    Enbridge Energy Partners, LP, Senior Notes                                5.35        12/15/2014         976
    2,000    Energy Transfer Partners, LP, Senior Notes                                5.95         2/01/2015       2,012
    1,000    Gulfstream Natural Gas Systems, LLC, Senior Notes(a)                      6.19        11/01/2025       1,032
    1,000    Noram Energy Corp., Debentures                                            6.50         2/01/2008       1,020
    1,000    Valero Logistics Operations, LP, Senior Notes                             6.05         3/15/2013       1,027
                                                                                                                 --------
                                                                                                                    8,039
                                                                                                                 --------
             HEALTH CARE FACILITIES (0.2%)
    1,000    HCA, Inc., Notes                                                          5.25        11/06/2008         993
                                                                                                                 --------
             HOUSEHOLD APPLIANCES (0.2%)
    1,000    Whirlpool Corp., Debentures                                               7.75         7/15/2016       1,136
                                                                                                                 --------
             HOUSEWARES & SPECIALTIES (0.2%)
    1,380    Newell Rubbermaid, Inc., MTN, Series A                                    6.35         7/15/2028       1,407
                                                                                                                 --------
             INTEGRATED OIL & GAS (0.3%)
    1,893    Merey Sweeny, LP, Senior Notes(a)                                         8.85        12/18/2019       2,248
                                                                                                                 --------
             LIFE & HEALTH INSURANCE (0.7%)
    2,000    Phoenix Companies, Inc., Senior Notes                                     6.68         2/16/2008       2,013
    2,000    Prudential Holdings, LLC, Bonds(a)                                        8.70        12/18/2023       2,505
                                                                                                                 --------
                                                                                                                    4,518
                                                                                                                 --------
             MANAGED HEALTH CARE (0.5%)
    1,000    Coventry Health Care, Inc., Senior Notes                                  6.13         1/15/2015       1,015
    2,000    Highmark, Inc., Senior Notes(a)                                           6.80         8/15/2013       2,141
                                                                                                                 --------
                                                                                                                    3,156
                                                                                                                 --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON                         VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (1.2%)
  $ 1,000    American General Finance Corp., Notes                                     4.55%(d)     3/29/2006    $  1,000
    1,000    American General Finance Corp., MTN, Series I                             4.88         7/15/2012         970
    1,000    American General Finance Corp., MTN                                       5.40        12/01/2015         991
    1,000    ASIF Global Financing XIX, Senior Notes(a)                                4.90         1/17/2013         979
    2,000    ILFC E-Capital Trust I, Bonds(a)                                          5.90        12/21/2065       1,994
    2,000    Oil Casualty Insurance Ltd., Subordinated Debentures(a)                   8.00         9/15/2034       2,050
                                                                                                                 --------
                                                                                                                    7,984
                                                                                                                 --------
             MULTI-SECTOR HOLDINGS (0.2%)
    1,000    Leucadia National Corp., Senior Notes                                     7.00         8/15/2013       1,015
                                                                                                                 --------
             MULTI-UTILITIES (0.3%)
    1,000    Duke Capital Corp., LLC, Senior Notes                                     5.50         3/01/2014         999
    1,000    PSEG Funding Trust, Notes                                                 5.38        11/16/2007         998
                                                                                                                 --------
                                                                                                                    1,997
                                                                                                                 --------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    2,381    Seacor Holdings, Inc., Senior Notes                                       5.88        10/01/2012       2,317
                                                                                                                 --------
             OIL & GAS REFINING & MARKETING (0.2%)
    1,000    Magellan Midstream Partners, LP, Notes                                    6.45         6/01/2014       1,057
                                                                                                                 --------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    2,000    Kinder Morgan Finance Corp., Guaranteed Notes(a,l)                        5.70         1/05/2016       2,004
                                                                                                                 --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    1,000    Textron Financial Corp., Notes                                            2.75         6/01/2006         995
    2,000    ZFS Finance USA Trust I, Notes(a,l)                                       6.15        12/15/2065       2,005
                                                                                                                 --------
                                                                                                                    3,000
                                                                                                                 --------
             PACKAGED FOODS & MEAT (0.2%)
    1,000    General Mills, Inc., Notes                                                2.63        10/24/2006         982
                                                                                                                 --------
             PROPERTY & CASUALTY INSURANCE (2.7%)
    1,000    21st Century Insurance Group, Senior Notes                                5.90        12/15/2013         990
    1,000    ACE INA Holdings, Inc., Senior Notes                                      5.88         6/15/2014       1,026
    1,000    AXIS Capital Holdings Ltd., Senior Notes                                  5.75        12/01/2014         995
    3,185    Berkshire Hathaway Finance Corp., Senior Notes                            4.85         1/15/2015       3,101
    1,000    Fidelity National Title Group, Inc., Notes                                5.25         3/15/2013         925
    1,000    Fidelity National Title Group, Inc., Notes                                7.30         8/15/2011       1,036
    2,000    Fund American Companies, Inc., Notes                                      5.88         5/15/2013       1,996
      500    Markel Corp., Senior Notes                                                6.80         2/15/2013         521
    1,000    Markel Corp., Notes                                                       7.20         8/15/2007       1,023
    1,000    Ohio Casualty Corp., Notes                                                7.30         6/15/2014       1,064
    1,000    RLI Corp., Senior Notes                                                   5.95         1/15/2014         985
    1,000    St. Paul Travelers Companies, Inc., Senior Notes                          5.50        12/01/2015       1,002
    1,000    W.R. Berkley Corp., Senior Notes                                          5.60         3/15/2018         987
    2,000    Xl Capital Ltd, Senior Notes                                              6.38        11/15/2024       2,068
                                                                                                                 --------
                                                                                                                   17,719
                                                                                                                 --------
             PUBLISHING (0.3%)
    1,000    Knight-Ridder, Inc., Notes                                                5.75         9/01/2017         865
    1,500    Scholastic Corp., Notes                                                   5.00         4/15/2013       1,350
                                                                                                                 --------
                                                                                                                    2,215
                                                                                                                 --------


 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON                         VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------
             RAILROADS (0.3%)
  $ 2,000    TTX Co., Notes(a)                                                         5.40%        2/15/2016     $ 1,984
                                                                                                                 --------
             REAL ESTATE INVESTMENT TRUSTS (3.8%)
    1,000    Arden Realty, LP, Notes                                                   5.25         3/01/2015       1,009
    1,500    Brandywine Operating Partnership, LP, Notes                               5.63        12/15/2010       1,496
    1,500    Carramerica Realty Corp., Notes                                           5.50        12/15/2010       1,486
    1,000    EOP Operating, LP, Guaranteed Notes                                       4.75         3/15/2014         944
    2,000    ERP Operating, LP, Notes                                                  5.25         9/15/2014       1,981
    2,000    Federal Realty Investment Trust, Notes                                    5.65         6/01/2016       1,999
    1,000    Hospitality Properties Trust, Senior Notes                                5.13         2/15/2015         950
    2,000    HRPT Properties Trust, Notes                                              5.75        11/01/2015       1,992
    2,000    Kimco Realty Corp., Notes                                                 5.58        11/23/2015       1,993
    1,000    Liberty Property, LP, Senior Notes                                        5.65         8/15/2014       1,003
    2,000    Nationwide Health Properties, Inc., Notes                                 6.00         5/20/2015       1,993
    2,000    Pan Pacific Retail Properties, Inc., Notes                                7.95         4/15/2011       2,210
    1,000    Post Apartment Homes, LP, Senior Notes                                    5.45         6/01/2012         972
    2,000    Simon Property Group, LP, Notes(a)                                        5.75        12/01/2015       2,023
    2,000    Tanger Factory Outlets, Senior Notes                                      6.15        11/15/2015       1,999
    1,000    United Dominion Realty Trust, Senior Notes                                5.25         1/15/2015         963
                                                                                                                 --------
                                                                                                                   25,013
                                                                                                                 --------
             REGIONAL BANKS (1.5%)
    1,000    Bank of Hawaii, Notes                                                     6.88         3/01/2009       1,058
    1,000    First Republic Bank Corp., Subordinated Notes                             7.75         9/15/2012       1,105
    1,000    Fulton Capital Trust I, Notes                                             6.29         2/01/2036       1,004
    1,000    Imperial Bank, Subordinated Capital Notes                                 8.50         4/01/2009       1,095
    2,000    PNC Financial Services, Trust Preferred Securities, Series C              8.88         3/15/2027       2,152
    1,500    Popular North America Capital Trust I, Bonds                              6.56         9/15/2034       1,525
    1,000    TCF National Bank, Subordinated Notes                                     5.50         2/01/2016       1,000
    1,000    Union Planters Bank, N.A., Subordinated Notes                             6.50         3/15/2018(c)    1,024
                                                                                                                 --------
                                                                                                                    9,963
                                                                                                                 --------
             THRIFTS & MORTGAGE FINANCE (1.5%)
    1,000    Countrywide Home Loan, Guaranteed Notes, Series MTNL                      4.00         3/22/2011         936
    2,000    Countrywide Home Loan, Notes, Series MTN                                  4.13         9/15/2009       1,923
    1,000    Independence Community Bank Corp., Notes(l)                               3.50         6/20/2013         961
    2,000    Roslyn Bancorp, Inc., Senior Notes                                        7.50        12/01/2008       2,101
    2,000    Washington Mutual Bank, Subordinated Notes                                5.65         8/15/2014       2,018
    2,000    World Savings Bank Federal Savings Bank, Notes                            4.13        12/15/2009       1,932
                                                                                                                 --------
                                                                                                                    9,871
                                                                                                                 --------
             TOBACCO (0.6%)
    1,000    Universal Corp., MTN, Series C                                            5.20        10/15/2013         908
    1,000    Universal Corp., MTN, Series B                                            7.88         2/15/2008       1,028
    2,000    UST, Inc., Notes                                                          6.63         7/15/2012       2,099
                                                                                                                 --------
                                                                                                                    4,035
                                                                                                                 --------
             TRUCKING (0.2%)
    1,500    Roadway Corp., Senior Notes                                               8.25        12/01/2008       1,583
                                                                                                                 --------
             Total corporate obligations (cost: $166,666)                                                         165,380
                                                                                                                 --------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.2%)(n)

             DIVERSIFIED BANKS (1.5%)
    1,000    Bayerische Landesbank, MTN (Germany)                                      2.60        10/16/2006         985
    1,000    BOI Capital Funding Number 2, LP, Guaranteed Bonds (Ireland)(a)           5.57         1/29/2049         988
      500    Chinatrust Commercial Bank Co. Ltd., Bonds (Hong Kong)(a,l)               5.63        12/29/2049         485

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON                         VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------
  $ 1,000    Chuo Mitsui Trust & Banking Co., Subordinated Notes (Japan)(a,l)          5.51%       12/29/2049    $    971
    1,000    HBOS plc, Subordinated Notes (United Kingdom)(a)                          6.41        10/01/2035       1,007
    1,000    Mizuho Finance, Notes (Japan)(a)                                          5.79         4/15/2014       1,023
    1,000    Nordea Bank AB, Subordinated Notes (Sweden)(a,l)                          5.25        11/30/2012         999
    1,000    Skandinaviska Enskilda Banken, Subordinated Bonds (Sweden)(a,l)           5.47         3/29/2049         981
    2,000    UFJ Finance Aruba AEC, Notes (Aruba)                                      8.75        11/29/2049       2,163
                                                                                                                 --------
                                                                                                                    9,602
                                                                                                                 --------
             DIVERSIFIED METALS & MINING (0.5%)
    2,000    Brascan Corp., Notes (Canada)                                             8.13        12/15/2008       2,140
    1,000    Glencore Funding, LLC, Notes (Switzerland)(a)                             6.00         4/15/2014         955
                                                                                                                 --------
                                                                                                                    3,095
                                                                                                                 --------
            FOOD RETAIL (0.3%)
    2,000   Woolworths Ltd., Senior Notes (Australia)(a)                               5.25        11/15/2011       1,980
                                                                                                                 --------
             INTEGRATED OIL & GAS (0.5%)
    1,000    Pemex Finance Ltd., Senior Notes (Mexico)                                 8.88        11/15/2010       1,102
    2,000    Pemex Project Funding Master Trust, Senior Notes (Mexico)(a)              5.01(d)     12/03/2012       2,004
                                                                                                                 --------
                                                                                                                    3,106
                                                                                                                 --------
             OIL & GAS DRILLING (0.3%)
    1,799    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                  5.33         8/01/2013       1,751
                                                                                                                 --------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    2,000    EOG Resources Canada, Inc., Senior Notes (Canada)(a)                      4.75         3/15/2014       1,919
    1,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, Series A (Qatar)(a)  5.30         9/30/2020         976
                                                                                                                 --------
                                                                                                                    2,895
                                                                                                                 --------
             OIL & GAS REFINING & MARKETING (0.3%)
    2,000    GS Caltex Corp., Notes (Korea)(a)                                         5.50        10/15/2015       1,990
                                                                                                                 --------
             PAPER PRODUCTS (0.1%)
    1,000    Domtar, Inc., Notes (Canada)                                              5.38        12/01/2013         785
                                                                                                                 --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    1,000    Mantis Reef Ltd. II, Notes (Australia)(a)                                 4.80        11/03/2009         974
                                                                                                                 --------
             REINSURANCE (1.1%)
    1,000    Endurance Specialty Holdings, Ltd., Senior Notes (Bermuda)                6.15        10/15/2015       1,014
    3,000    Montpelier Re Holdings Ltd., Senior Notes (Bermuda)                       6.13         8/15/2013       2,906
    1,500    Platinum Underwriters Finance, Inc., Guaranteed Notes,
                Series B (Bermuda)                                                     7.50         6/01/2017       1,534
    2,000    Stingray, Pass-Through Trust, Pass-Through Certificates (Bermuda)(a)      5.90         1/12/2015       1,959
                                                                                                                 --------
                                                                                                                    7,413
                                                                                                                 --------
             Total Eurodollar and Yankee obligations (cost: $33,983)                                               33,591
                                                                                                                 --------
             ASSET-BACKED SECURITIES (2.4%)

             AIRLINES (0.5%)
      735    Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8, EETC   4.95(d)      3/15/2019         690
      470    America West Airlines, Inc., Pass-Through Certificates,
                Series 1996-1, Class A, EETC                                           6.85         7/02/2009         462
    1,460    America West Airlines, Inc., Pass-Through Certificates,
                Series 1999-1, Class G, EETC (INS)                                     7.93         1/02/2019       1,543
      726    American Airlines, Pass-Through Certificates, Series 2002-1,
                Class G, EETC (INS)                                                    5.12(d)      9/23/2007         728
                                                                                                                 --------
                                                                                                                    3,423
                                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON                         VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED FINANCING (1.9%)
  $   966    Aerco Ltd., Series 2A, Class A4(a)                                        5.09%(d)     7/15/2025    $    923
    1,000    AESOP Funding II, LLC, Series 2004-2A, Class A1(a)                        2.76         4/20/2008         979
    1,459    ARG Funding Corp., Subordinated Bonds, Series 2003-1A, Class C2           6.64         3/20/2007       1,459
    2,000    Citibank Credit Card Issuance Trust, Series 2005-C5, Class C5             4.95        10/25/2010       1,984
    4,000    Consumers Funding, LLC, Series 2001-1, Class A5                           5.43         4/20/2015       4,063
    1,000    Detroit Edison Securitization Funding, LLC, Series 2001-1, Class A5       6.42         3/01/2015       1,070
      124    Honda Auto Receivables Owner Trust, Notes, Series 2003-3, Class A3        2.14         4/23/2007         124
      231    Oncor Electric Delivery Transition Bond Co., Bonds,
                Series 2003-1, Class A1                                                2.26         2/15/2009         227
    1,000    Permanent Financing plc, Notes, Series 8, Class 1B                        4.58(d)      6/10/2042       1,000
      496    Whole Auto Loan Trust, Series 2003-1, Class A3B(a)                        1.99         5/15/2007         494
                                                                                                                 --------
                                                                                                                   12,323
                                                                                                                 --------
             Total asset-backed securities (cost: $15,567)                                                         15,746
                                                                                                                 --------
             COMMERCIAL MORTGAGE SECURITIES (8.4%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (8.3%) Banc of America
             Commercial Mortgage Inc.,
    2,165       Series 2001 PB1, Class A2                                              5.79         5/11/2035       2,216
    1,660       Series 2000-2, Class A1                                                7.02         9/15/2032       1,714
    2,796    Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2       7.76         4/15/2032       2,984
    3,000    Commerce Mortgage Pass-Through Certificates,
                Series 2004-LB2A, Class A2                                             3.60         3/10/2039       2,880
      400    Commercial Mortgage Asset Trust, Series 1999-C1, Class A4                 6.98         1/17/2032         439
             Credit Suisse First Boston Mortgage Securities Corp.,
    1,421       Series 2001-CK6, Class A2                                              6.10         8/15/2036       1,443
    1,000       Series 1998-C1, Class D                                                7.17         5/17/2040       1,076
    1,680       Series 2000-C1, Class A2                                               7.55         4/15/2062       1,807
             DLJ Commercial Mortgage Corp.,
    2,000       Series 1999-CG1, Class A1B                                             6.46         3/10/2032       2,067
    2,000       Series 1999-CG2, Class A1B                                             7.30         6/10/2032       2,121
    2,000    First Union National Bank Commercial Mortgage Trust,
                Series 1999-C4, Class A2                                               7.39        12/15/2031       2,134
    2,000    G-Force, LLC, Series 2005-RR2, Class A2(a)                                5.16        12/25/2039       1,980
             GE Capital Commercial Mortgage Corp.,
    2,209       Series 2001-3, Class A1                                                5.56         6/10/2038       2,226
    1,000       Series 2001-3, Class A2                                                6.07         6/10/2038       1,041
             GMAC Commercial Mortgage Securities, Inc.,
    3,750       Series 2003-C3, Class A2(a)                                            4.22         4/10/2040       3,644
    4,925       Series 1999-C2, Class A2                                               6.95         9/15/2033       5,156
    1,000    GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2(a)            6.45         8/05/2018       1,055
             J.P. Morgan Chase Commercial Mortgage Securities Corp.,
      890       Series 2004-CBX, Class A1                                              3.18         1/12/2037         883
    1,000       Series 2005-CB12, Class A3A1                                           4.82         9/12/2037         979
    3,103    LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A1                6.27         6/15/2020       3,176
      868    Mach One Trust, Series 2004-1A, Class A1(a)                               3.89         5/28/2040         849
    1,250    Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2          6.48        11/15/2026       1,274
    2,000    Nomura Asset Securities Corp., Series 1998-D6, Class A1B                  6.59         3/15/2030       2,056
    1,972    Paine Weber Mortgage Acceptance Corp., Series 1999-C1, Class A2           6.82         6/15/2032       2,045
    2,000    Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK, Class B       6.76         5/10/2034       2,138
    1,637    Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A1(a)     6.34        12/18/2033       1,651
             Wachovia Bank Commercial Mortgage Trust,
    1,000       Series 2005-C19, Class A5                                              4.66         5/15/2044         963
    2,000       Series 2005-C18, Class APB                                             4.81         4/15/2042       1,948
                                                                                                                 --------
                                                                                                                   53,945
                                                                                                                 --------


12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON                         VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(g)
  $ 8,126    Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class XP
                (acquired 8/13/2003; cost $834)(a,b)                                   1.93%        1/11/2035    $    598
                                                                                                                 --------
             Total commercial mortgage securities (cost: $54,959)                                                  54,543
                                                                                                                 --------
             U.S. GOVERNMENT AGENCY ISSUES (2.9%)(j)

             DEBENTURES (0.3%)
    2,000    Fannie Mae(+), CPI Floating Rate Notes                                    4.60(d)      2/17/2009       1,970
                                                                                                                 --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(g)
   21,875    Government National Mortgage Assn., Series 2003-59, Class XB              2.28         7/16/2010         793
                                                                                                                 --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
      110    Fannie Mae(+), Series 2001-20 VB                                          6.00         9/25/2017         110
             Freddie Mac(+),
    2,151       Series 2435 VG                                                         6.00         2/15/2013       2,183
    3,297       Series 2389 VH                                                         6.00        10/15/2018       3,316
    1,283       Series 2427 VL                                                         6.50        11/15/2017       1,286
    1,572       Series 2445 VD                                                         6.50         4/15/2018       1,582
             Government National Mortgage Assn. I,
    1,000       Series 1999-14 VD                                                      6.00         3/20/2014       1,013
    1,087       Series 2001-49 VB                                                      7.00        11/16/2016       1,091
                                                                                                                 --------
                                                                                                                   10,581
                                                                                                                 --------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.6%)
    1,267    Freddie Mac(+), Pool C79394                                               5.50         4/01/2033       1,260
             Government National Mortgage Assn. I,
    2,146       Pool 603868                                                            5.50         1/15/2033       2,156
      106       Pool 587184                                                            7.00         4/15/2032         111
      482    Government National Mortgage Assn. II, Pool 781494                        6.50         8/20/2031         497
                                                                                                                 --------
                                                                                                                    4,024
                                                                                                                 --------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
    1,524    Rowan Companies, Inc., Guaranteed Bond, Title XI                          2.80        10/20/2013       1,407
                                                                                                                 --------
             Total U.S. government agency issues (cost: $18,836)                                                   18,775
                                                                                                                 --------
             U.S. TREASURY SECURITIES (0.4%)

             BONDS (0.2%)
    1,500    5.38%, 2/15/2031(h)                                                                                    1,670
                                                                                                                 --------
             INFLATION-INDEXED NOTE (0.2%)(f)
    1,131    3.50%, 1/15/2011                                                                                       1,215
                                                                                                                 --------
             Total U.S. Treasury securities (cost: $2,860)                                                          2,885
                                                                                                                 --------
             MUNICIPAL BONDS (0.5%)

             CASINOS & GAMING (0.3%)
    2,000    Mashantucket (Western) Pequot Tribe, CT, Bonds(a)                         5.91         9/01/2021       1,950
                                                                                                                 --------
             COMMUNITY SERVICE (0.0%)(R)
      325    Jicarilla Apache Nation, NM, RB                                           2.95        12/01/2006         320
                                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                            COUPON                         VALUE
    (000)    SECURITY                                                                  RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------------

             MULTI-UTILITIES (0.2%)
  $ 1,097    California Maritime Infrastructure Auth. RB, Series 1999                  6.63%       11/01/2009    $  1,114
                                                                                                                 --------
             Total municipal bonds (cost: $3,454)                                                                   3,384
                                                                                                                 --------
             Total bonds (cost: $296,325)                                                                         294,304
                                                                                                                 --------
             MONEY MARKET INSTRUMENTS (3.1%)

             COMMERCIAL PAPER (1.2%)
             -----------------------

             AUTO PARTS & EQUIPMENT (0.6%)
    4,098    Johnson Controls, Inc.(a,k)                                               4.56         3/02/2006       4,097
                                                                                                                 --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    3,925    Wheels, Inc.(a,k)                                                         4.61         3/01/2006       3,925
                                                                                                                 --------
                                                                                                                    8,022
                                                                                                                 --------
             VARIABLE-RATE DEMAND NOTES (0.4%)(e)
             ------------------------------------

             ELECTRIC UTILITIES (0.1%)
      455    Sempra Energy ESOP, Series 1999A (NBGA)(a)                                5.21        11/01/2014         455
                                                                                                                 --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
    1,790    145 Associates Ltd., Notes, Series 2000 (LOC - Sky Bank)                  5.57        10/01/2020       1,790
                                                                                                                 --------
                                                                                                                    2,245
                                                                                                                 --------

   NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (1.5%)
             -------------------------
9,710,817    SSgA Prime Money Market Fund                                              4.38(i)              -       9,711
                                                                                                                 --------
             Total money market instruments (cost: $19,978)                                                       1 9,978
                                                                                                                 --------

PRINCIPAL
   AMOUNT
    (000)
---------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.7%)(p)

             REPURCHASE AGREEMENTS (0.6%)(m)
             -------------------------------
  $ 2,000    Credit Suisse First Boston, LLC, 4.56%, acquired on
                2/28/2006 and due 3/01/2006 at $2,000 (collateralized by $2,100 of Freddie Mac
                Discount Notes(j,+), 4.88%(q), due 9/22/2006; market value $2,042)                                  2,000
                                                                                                                 --------
    2,000    Lehman Brothers, Inc., 4.53%, acquired on 2/28/2006 and due
                3/01/2006 at $2,000 (collateralized by $2,095 of Federal Home
                Loan Bank Bonds(j,+), 5.76%, due 7/03/2025; market value $2,044)                                    2,000
                                                                                                                 --------
                                                                                                                    4,000
                                                                                                                 --------

   NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (0.1%)
             -------------------------

  870,952    AIM Short-Term Investment Co. Liquid Assets Portfolio                     4.46(i)             -          871
   28,161    Merrill Lynch Premier Institutional Fund                                  4.34(i)             -           28
                                                                                                                 --------
                                                                                                                      899
                                                                                                                 --------
             Total short-term investments purchased with cash collateral from
                securities loaned (cost: $4,899)                                                                    4,899
                                                                                                                 --------

             TOTAL INVESTMENTS (COST: $608,903)                                                                  $650,599
                                                                                                                 ========


14

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of February 28, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2006, were $50,166,000 and $8,470,000, respectively, resulting in net unrealized appreciation of $41,696,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $649,864,000 at February 28, 2006, and, in total, may not equal 100%. Investments in foreign securities were 8.3% of net assets as of February 28, 2006.

         E. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         F. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
             (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS
         CPI     Consumer Price Index
         EETC    Enhanced Equipment Trust Certificate
         ESOP    Employee Stock Ownership Plan
         MTN     Medium-Term Note
         RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

         (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

16

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The market value of this security at February 28, 2006, was $598,000, which represented 0.1% of the Fund's net assets.

         (c) Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

         (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2006.

         (e) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) The security or a portion thereof was out on loan as of February 28, 2006. The aggregate fair market value of the loaned portion of these securities as of February 28, 2006, was approximately $4,665,000.

         (i) Rate represents the money market fund annualized seven-day yield at February 28, 2006.

         (j) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2006 (UNAUDITED)

             of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (l) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (m) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (n) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (o) Security was fair valued at February 28, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (p) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (q) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (r) Represents less than 0.1% of net assets.

           * Non-income-producing security for the 12 months preceding February 28, 2006.

18

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48471-0406                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.




ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 18, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    APRIL 18, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.